Financial instruments and risk management - Exposure to credit risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	$ 23,497,567	$ 22,031,762	$ 21,295,207
Cash and cash equivalent [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	19,136,443	17,286,374	18,662,765
Investment in securities at fair value through profit or loss [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	10,841	1,018,322	186,284
Investment in securities at fair value through other comprehensive income
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	1,559,823	937,715	315,761
Investment in Life Insurance [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	74,148	71,431	65,545
Accounts receivable net of guarantees received [Member]
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	2,646,450	2,717,920	2,046,754
Derivative financial instruments
Disclosure of financial instruments and risk management [Line Items]
Maximum exposure to credit risk	$ 69,862	$ 0	$ 18,098